Common stock (Nonemployee fair value stock options assumptions) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	1.77%			2.43%	1.72%
Expected life	8 years 8 months 1 day			10 years	10 years
Expected volatility	46.70%			46.00%	45.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate		1.70%	1.63%
Expected life		9 years 3 months 29 days	8 years 9 months 29 days
Expected volatility		45.00%	45.00%
Maximum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate		3.41%	3.41%
Expected life		10 years	10 years
Expected volatility		54.00%	54.00%